Subsequent Events (Details) - USD ($)	Nov. 08, 2023	Jul. 31, 2023	Jun. 26, 2023	Dec. 08, 2022	Dec. 02, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Assets held in trust noncurrent						$ 53,637,523	$ 52,128,420	$ 230,023,192
Deferred underwriting fees payable						$ 8,050,000	$ 8,050,000	$ 8,050,000
Common Class A [Member]
Subsequent Event [Line Items]
Temperory equity shares during the period shares			1,747,139	17,923,223	17,923,223
Temporary equity common stock possible to redemption shares			3,329,638	5,076,777		3,329,638	5,076,777	23,000,000
Assets held in trust noncurrent			$ 36,900,000	$ 52,100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Temperory equity shares during the period shares		1,747,139
Temporary equity common stock possible to redemption shares		3,329,638
Assets held in trust noncurrent		$ 36,900,000
Forfeiture of deferred underwriting fees payable	$ 4,050,000
Deferred underwriting fees payable	$ 4,000,000					$ 8,050,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Amount paid to Stockholders		$ 18,432,316
Subsequent Event [Member] | New Banzai Class A Shares [Member]
Subsequent Event [Line Items]
Maximum number of shares issuable for remission of deferred underwriting fees	400,000